Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative liabilities non-current	$ 3,151,880	$ 5,099,464
Derivative liabilities current		141,447
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	3,151,880	5,240,911
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities non-current	$ 3,151,880	5,099,464
Derivative liabilities current		$ 141,447